Xtrackers MSCI EAFE High Dividend Yield Equity ETF Expense Example - Xtrackers MSCI EAFE High Dividend Yield Equity ETF - Xtrackers MSCI EAFE High Dividend Yield Equity ETF	May 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 9
Expense Example, with Redemption, 3 Years	29
Expense Example, with Redemption, 5 Years	51
Expense Example, with Redemption, 10 Years	$ 115